LOGO: LIBERTY


LIBERTY INCOME BOND FUND, CLASS A

Stein Roe Income Fund

Semiannual Report
December 31, 2000

Contents
--------------------------------------------------------------------------------
Fund Performance.............................................................  1
   How the Liberty Income Bond Fund, Class A has done over time

Questions & Answers..........................................................  2
   Interview with the portfolio manager and a summary of investment activity

Portfolio of Investments.....................................................  3
   A complete list of investments with market values

Financial Statements.........................................................  7
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements................................................ 13

Financial Highlights......................................................... 16
   Selected per-share data



                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------
To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Liberty Income Bond Fund, Class A with its benchmark. The performance figures include changes in the Fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells fixed-income securities that have grown in value).


             SIX-MONTH CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
                         PERIOD ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                              6 Months      1 Year      5 Years      10 Years
-------------------------------------------------------------------------------------------------------------
LIBERTY INCOME BOND FUND, CLASS A, WITHOUT SALES CHARGE       5.99%         9.76%       5.83%        8.28%
LIBERTY INCOME BOND FUND, CLASS A, WITH SALES CHARGE          0.92%         4.53%       4.81%        7.76%
Lehman Brothers Intermediate Credit Bond Index                6.58          9.46        5.99         8.07


GROWTH of a $10,000 Investment for the 10 years ended December 31, 2000

--------------------------------------------------------------------------------
Line Chart:
               Fund without      Fund with          Lehman Brothers Intermediate
               sales charge      sales charge       Credit Bond Index
12/31/90       10000             9525               10000
12/31/91       11718             11161              11661
12/31/92       12786             12178              12617
12/31/93       14496             13808              14022
12/31/94       13938             13276              13652
12/31/95       16684             15891              16248
12/31/96       17488             16657              16893
12/31/97       19163             18253              18309
12/31/98       19930             18983              19828
12/31/99       20175             19217              19860
12/31/00       22156             21106              21736



--------------------------------------------------------------------------------

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. RETURNS AND VALUE OF AN INVESTMENT WILL VARY, RESULTING IN A GAIN OR LOSS WHEN ON SALE. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares. Liberty Income Bond Fund Class A shares (newer class shares) performance includes returns of the Fund's Class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These Class S share returns are not restated to reflect any expense differential between Class S shares and the newer class shares. Had the expense differential been reflected, the returns for period prior to the inception of the newer class shares would have been lower. This graph compares the performance of the Liberty Income Bond Fund, Class A to the Lehman Brothers Intermediate Corporate Bond Index, an unmanaged group of investment-grade bonds not associated with the Fund. Unlike mutual funds, it is not possible to invest directly in an index.

Questions & Answers
--------------------------------------------------------------------------------
An Interview with Steve Lockman, Portfolio Manager of Liberty Income Bond Fund, Class A and SR&F Income Portfolio*


--------------------------------------------------------------------------------
                                   Fund Data

   Fund Objective:

   Seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation. The Fund invests all of its assets in SR&FIncome Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in medium- or higher-quality debt securities and, to a lesser extent, lower-quality securities, which may involve greater credit and other risks.
--------------------------------------------------------------------------------



Q: HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2000?

A: The Liberty Income Bond Fund, Class A produced a total return of 5.99% without a sales charge for the six-month period ended December 31, 2000. This return was slightly below the return of the Fund's benchmark, the Lehman Brothers Intermediate Corporate Bond Index, which posted a 6.58% return for the same period. However, the Fund outperformed its Lipper peer group average, which returned 5.62% for the period.


Q: WHAT FACTORS CAUSED THE FUND TO UNDERPERFORM DURING THE PERIOD?

A: The Fund's underperformance for the period is largely the result of our investment strategy which focuses heavily on corporate bonds, including high-yield issues. The U.S. corporate bond market was weak relative to Treasury bonds during the period as concerns about a potential recession pushed investors to move into Treasuries. The Fund's high level of exposure to the high-yield sector of the market had a negative impact on performance, as high-yield investing was out of favor throughout most of the period.


Q: HOW HAS THE INVESTMENT ENVIRONMENT CHANGED SINCE THE END OF THE LAST FISCAL YEAR?

A: In recent months, the bond market has become increasingly sensitive to individual credit problems. Much like equity securities, a company's bond prices may drop dramatically in response to quarterly earnings shortfalls and other events. This has had a negative impact on the corporate bond market, especially the high-yield portion of the market.


Q: WHAT WERE YOUR STRATEGIES DURING THE PERIOD?

A: We attempted to improve performance by managing the Fund's duration, a measure of a portfolio's sensitivity to changes in interest rates. The shorter the duration, the less the Fund's value is impacted by interest rate fluctuations, and vice versa. During the period, the economy began to slow and interest rate increases were put on hold. In response to this development, we extended the Fund's duration in order to capture more price appreciation as interest rates declined.


Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE FISCAL YEAR?

A: Our outlook for the months to come is quite optimistic. Yield spreads between high-yield bonds and Treasury bonds are at historically wide levels, which means investors are being well compensated for taking on credit risk. High-yield bonds are extremely attractive, with the average price of high-yield bonds well below par value.

     Already, the slowing of the economy has prompted the Fed to reduce interest rates once, and there is reason to believe that further rate cuts may be forthcoming. Declining interest rates would provide badly needed liquidity in the bond market, as well as increasing investors' willingness to take on credit risk. This could be the catalyst for a rally in the high-yield bond market. The Fund is well positioned for this environment with its overweighted position in high-yield bonds.



* As of December 2000, Michael T. Kennedy took over as the Portfolio Manager of Liberty Income Bond Fund, Class A. Mr. Kennedy is a senior vice president of Stein Roe & Farnham Incorporated. The views expressed in this report reflect the opinions of both Mr. Lockman and Mr. Kennedy.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions. Portfolio holdings are as of 12/31/00, and are subject to change.

     Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Intermediate Corporate Bond Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.

     Source of Lipper data: Lipper, Inc.

SR&F Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------

December 31, 2000 (Unaudited) (All amounts in thousands)

CORPORATE BONDS - 89.2%                                                                                       Par           Value
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.2%
   BUILDING CONSTRUCTION - 1.2%
   Beazer Homes USA, Inc., 8.875% 04/01/08.......................................................         $ 3,000         $ 2,745
                                                                                                                      -----------

FINANCE, INSURANCE & REAL ESTATE - 29.7%
   DEPOSITORY INSTITUTIONS - 11.1%
   Abbey National Capital Trust, 8.963% 12/29/49.................................................           2,500           2,589
   Citicorp, 8.040% 12/15/19 (a).................................................................           4,000           4,065
   Credit Suisse First Boston London, 7.900% 12/15/26 (a)........................................           3,500           3,387
   Deutsche Bank Capital Funding Trust, 7.872% 12/29/49 (a)......................................           3,000           2,946
   GS Escrow Corp., 7.125% 08/01/05..............................................................           3,000           2,821
   Merrill Lynch Bank & Trust Co. Cayman Islands, 8.390% 08/01/01 (a)............................           3,000           3,027
   Sovereign Bancorp, Inc., 10.500% 11/15/06.....................................................           1,500           1,455
   Swiss Bank Corp., 7.375% 07/15/15.............................................................           4,000           4,022
   The Export-Import Bank of Korea, 6.375% 02/15/06..............................................           2,000           1,910
                                                                                                                      -----------
                                                                                                                           26,222

   FINANCIAL SERVICES - 4.8%
   ACE Capital Trust II, 9.700% 04/01/30.........................................................           5,000           5,329
   LaBranche & Co., Inc., 12.000% 03/01/07 (a)...................................................           2,000           2,100
   Orion Power Holdings, Inc., 12.000% 05/01/10 (a)..............................................           1,000           1,085
   TPSA Finance BV, 7.750% 12/10/08..............................................................           3,000           2,870
                                                                                                                      -----------
                                                                                                                           11,384

   HOLDING & OTHER INVESTMENT OFFICE - 8.5%
   American Health Properties, Inc., 7.050% 01/15/02.............................................           3,000           2,964
   CarrAmerica Realty Corp., 7.200% 07/01/04.....................................................           3,000           3,007
   First Industrial, LP, 7.600% 07/15/28.........................................................           1,250           1,095
   HSBC Holdings PLC, 9.547% 12/31/49 (a)........................................................           2,500           2,747
   Storage USA Partnership, LP, 7.125% 11/01/03..................................................           3,000           2,979
   The Prudential Property Separate Account, 6.625% 04/01/09 (a).................................           3,000           2,838
   TriNet Corporate Realty Trust, Inc., 7.300% 05/15/01..........................................           4,500           4,407
                                                                                                                      -----------
                                                                                                                           20,037

   INSURANCE CARRIERS - 2.5%
   Florida Windstorm Underwriting Assoc., 7.125% 02/25/19 (a)....................................           2,000           1,918
   The Prudential Property Investment Separate Account, 7.125% 07/01/07 (a)......................           4,000           3,926
                                                                                                                      -----------
                                                                                                                            5,844

   NONDEPOSITORY CREDIT INSTITUTIONS - 0.9%
   KBC Bank Fund Trust III, 9.860% 11/29/49 (a)..................................................           2,000           2,151
                                                                                                                      -----------

   REAL ESTATE - 0.8%
   Property Trust of America, 6.875% 02/15/08....................................................           2,000           1,951
                                                                                                                      -----------

   SECURITY BROKERS & DEALERS - 1.1%
   Bristro Trust Offering, Series 1997-1A, Class B, 9.500% 12/31/02 (a)..........................           3,000           2,674
                                                                                                                      -----------

MANUFACTURING - 12.8%
   CHEMICALS & ALLIED PRODUCTS - 2.1%
   Eastman Chemical Co., 7.625% 06/15/24.........................................................           3,000           2,997
   Lyondell Petroleum Co., 9.750% 09/04/03 (a)...................................................           2,000           2,022
                                                                                                                      -----------
                                                                                                                            5,019

                                        3

SR&F Income Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - CONT.
   ELECTRONIC & ELECTRICAL EQUIPMENT - 1.6%
   Citizens Utilities Co., 7.00% 11/01/25........................................................         $ 3,000         $ 2,346
   L-3 Communications Corp., 10.375% 05/01/07....................................................           1,500           1,545
                                                                                                                      -----------
                                                                                                                            3,891

   FOOD & KINDRED PRODUCTS - 3.0%
   Coca-Cola Bottling Co. Consolidated, Series A, 8.560% 02/26/02................................           2,000           2,046
   ConAgra, Inc., 7.875% 09/15/10................................................................           1,500           1,608
   PanAmerica Beverages, Inc., 7.250% 07/01/09...................................................           2,000           1,783
   Pepsi-Gemex SA, 9.750% 03/30/04...............................................................           1,500           1,515
                                                                                                                      -----------
                                                                                                                            6,952

   MACHINERY & COMPUTER EQUIPMENT - 0.9%
   Cincinnati Milacron, Inc., Note, 8.375% 03/15/04..............................................           2,000           2,017
                                                                                                                      -----------

   MISCELLANEOUS MANUFACTURING - 3.5%
   PDVSA Finance Ltd., Series 1-A, Class-4, 7.400% 08/15/16......................................           2,500           1,991
   Spear Leeds & Kellogg LP, 8.250% 08/15/05.....................................................           6,000           6,409
                                                                                                                      -----------
                                                                                                                            8,400

   TOBACCO PRODUCTS - 1.3%
   US Tobacco, Inc., 8.800% 03/15/05.............................................................           3,000           2,997
                                                                                                                      -----------

   TRANSPORTATION EQUIPMENT - 0.4%
   Derlan Manufacturing, Inc., 10.000% 01/15/07..................................................           1,019             950
                                                                                                                      -----------

MINING & ENERGY - 9.0%
   METAL MINING - 1.0%
   PT Alatief Freeport Financial Corp., 9.750% 04/15/01..........................................           2,500           2,350
                                                                                                                      -----------

   OIL & GAS EXTRACTION - 6.9%
   Husky Oil Ltd., 8.900% 08/15/28...............................................................           3,000           3,030
   Noble Drilling Corp., 7.500% 03/15/19.........................................................           3,500           3,526
   Pemex Project Funding Master Trust, 9.125% 10/13/10 (a).......................................             750             744
   Pinnacle Partners, 8.830% 08/15/04............................................................           2,750           2,842
   Premier Parks, Inc., 9.750% 01/15/07..........................................................             750             748
   YPF Sociedad Anonima, 7.500% 10/26/02.........................................................           2,175           2,166
   Yosemite Securities Trust I, 8.250% 11/15/04 (a)..............................................           3,000           3,106
                                                                                                                      -----------
                                                                                                                           16,162

   OIL & GAS FIELD SERVICES - 1.1%
   Tosco Corp., 8.125% 02/15/30..................................................................           2,400           2,578
                                                                                                                      -----------

RETAIL TRADE - 2.5%
   GENERAL MERCHANDISE STORES - 1.3%
   Buhrmann US, Inc. , 12.250% 11/01/09..........................................................           3,000           3,000
                                                                                                                      -----------

   MISCELLANEOUS RETAIL - 1.2%
   Royal KPN NV, 8.375% 01/01/30.................................................................             775             689
   MMI Capital Trust I, 7.625% 12/15/27..........................................................           2,500           2,180
                                                                                                                      -----------
                                                                                                                            2,869

SERVICES - 11.6%
   BUSINESS SERVICES - 1.3%
   DynCorp, Inc., 9.500% 03/01/07................................................................           1,000             810
   Iron Mountain, Inc., 10.125% 10/01/06.........................................................           2,000           2,070
   NationsRent, Inc., 10.375% 12/15/08...........................................................             500             190
                                                                                                                      -----------
                                                                                                                            3,070


                                        4


SR&F Income Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
SERVICES - CONT.
---------------------------------------------------------------------------------------------------------------------------------
   HEALTH SERVICES - 1.9%
   HCA-The Healthcare Co., 8.750% 09/01/10.......................................................         $ 1,550         $ 1,631
   Universal Health Services, Inc., 8.750% 08/15/05..............................................           2,800           2,800
                                                                                                                      -----------
                                                                                                                            4,431

   HOTELS, CAMPS & LODGING - 7.1%
   Hyatt Equities LLC, 7.000% 05/15/02 (a).......................................................           5,000           5,019
   MGM Mirage, Inc., 8.500% 09/15/10.............................................................           3,000           3,095
   Marriott International, Inc., 6.875% 11/15/05.................................................           5,000           5,011
   Prime Hospitality Corp., 9.750% 04/01/07......................................................           3,500           3,518
                                                                                                                      -----------
                                                                                                                           16,643

   OTHER SERVICES - 1.3%
   ERAC USA Finance Co., 8.250% 05/01/05 (a).....................................................           3,000           3,073
                                                                                                                      -----------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 21.0%
   AIR TRANSPORTATION - 4.3%
   Air 2 US, 1999-A, 8.027% 10/01/19 (a).........................................................           2,693           2,811
   American Airlines, Inc., Pass Through Certificates, Series 91-A, 9.710% 01/02/07..............           2,349           2,511
   Continental Airlines, Inc., Pass Through Certificates, Series 97-CI, 7.420% 04/01/07..........             888             886
   Delta Air Lines, Inc., 7.779% 11/18/05........................................................           3,750           3,881
                                                                                                                      -----------
                                                                                                                           10,089

   CABLE - 2.0%
   CSC Holdings, Inc., 7.875% 02/15/18...........................................................           3,750           3,523
   Continental Cablevision, Inc., 8.875% 09/15/05................................................           1,200           1,279
                                                                                                                      -----------
                                                                                                                            4,802

   COMMUNICATIONS - 1.5%
   Century Communications Corp., 9.750% 02/15/02.................................................           1,850           1,822
   PDVSA Finance Ltd., Series 1999F, 8.750% 02/15/04.............................................           1,628           1,636
                                                                                                                      -----------
                                                                                                                            3,458

   ELECTRIC, GAS & SANITARY SERVICES - 3.1%
   AMETEK, Inc., 7.200% 07/15/08 (a).............................................................           1,000             949
   CMS Energy Corp., 8.375% 07/01/03.............................................................           5,000           4,919
   National Power Corp., 9.000% 07/05/02 (a).....................................................           1,500           1,495
                                                                                                                      -----------
                                                                                                                            7,363

   ELECTRIC SERVICES - 5.2%
   AES Eastern Energy LP, 9.670% 01/02/29........................................................           1,250           1,283
   Endesa-Chile Overseas Co., 8.500% 04/01/09....................................................           4,000           4,067
   Israel Electric Corp., Ltd., 7.750% 03/01/09..................................................           3,750           3,725
   Texas Utilities Electric Co., 9.750% 05/01/21.................................................           2,000           2,104
   The AES Corp., 9.500% 06/01/09................................................................           1,000           1,035
                                                                                                                      -----------
                                                                                                                           12,214

   TELECOMMUNICATION - 4.4%
   Frontier Corp., 7.250% 05/15/04...............................................................           5,000           4,583
   ING Inc., 8.439% 12/31/49.....................................................................           2,750           2,796
   Rogers Cantel, Inc., 9.375% 06/01/08..........................................................           3,000           3,105
                                                                                                                      -----------
                                                                                                                           10,484

   TRANSPORTATION SERVICES - 0.5%
   Stagecoach Holdings PLC, 8.625% 11/15/09......................................................           1,200           1,123
                                                                                                                      -----------

                                        5


SR&F Income Portfolio Continued
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
WHOLESALE-TRADE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
   DURABLE GOODS - 0.4%
   Building Materials Corp. of America, Series B, 7.750% 07/15/05................................         $ 3,000          $  840
                                                                                                                      -----------
   NONDURABLE GOODS - 1.0%
   Lilly Del Mar Inc., 7.717% 08/01/29 (a).......................................................           2,250           2,319
                                                                                                                      -----------

TOTAL CORPORATE BONDS
   (cost of $213,487)............................................................................                         210,102
                                                                                                                      -----------
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BONDS- 4.4%
   FOREIGN GOVERNMENT BONDS - 4.4%
   Comtel Brasileira Ltd., 10.75% 09/26/04 (a)...................................................           2,000           1,930
   Republic of Panama, 7.875% 02/13/02 (a).......................................................           2,000           1,978
   State of Qatar, 9.750% 06/15/30 (a)...........................................................           2,750           2,789
   State of Qatar, 9.500% 05/21/09 (a)...........................................................           2,000           2,123
   United Mexican States, 9.875% 02/01/10........................................................           1,500           1,614
                                                                                                                      -----------
                                                                                                                           10,434

   U.S. GOVERNMENT NOTES - 2.7%
   U.S. Treasury Notes, 6.125% 08/15/29..........................................................           5,925           6,444
                                                                                                                      -----------

TOTAL GOVERNMENT OBLIGATIONS
   (cost of  $16,490)............................................................................                          16,878
                                                                                                                      -----------
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES- 0.8%
---------------------------------------------------------------------------------------------------------------------------------
   Option One Mortgage Securities Corp., Series 1999-B, Class 2A, 9.66% 03/26/29 (a).............           1,939           1,916
                                                                                                                      -----------

TOTAL ASSET BACKED SECURITIES
   (cost of  $1,939).............................................................................                           1,916
                                                                                                                      -----------

---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
UBS Finance Corp., 6.500% 01/02/01 (b)...........................................................           1,825           1,825
                                                                                                                      -----------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $1,825)..............................................................................                           1,825
                                                                                                                      -----------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost of $233,741) (c)........................................................................                         230,721
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 2.1%...........................................................                           4,947
                                                                                                                      -----------
NET ASSETS - 100.0%..............................................................................                        $235,668
                                                                                                                      ===========
---------------------------------------------------------------------------------------------------------------------------------

(a) Represents private placement securities issued under Rule 144A, which are exempt from the registration of the Securities Act of 1933. These securities are generally issued to qualified institutional buyers, such as the Portfolio, and any resale by the Portfolio must be an exempt transaction, normally to other qualified institutional investors. At
     December 31, 2000, the aggregate amortized value of the Porfolio's private placement securities was $65,138 which represented 27.6% of net assets.

(b)  Rate represents yield at time of purchase.

(c) At December 31, 2000, the cost of investments for book and federal tax purposes is $233,741.


See accompanying Notes to Financial Statements.

                                        6


SR&F Income Portfolio
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands)

ASSETS
Investments, at market value (cost of $233,741) ...................     $230,721
Receivable for investments sold ...................................        1,370
Interest receivable ...............................................          617
Dividend receivable ...............................................        4,893
Other assets ......................................................            4
                                                                        --------
   Total assets ...................................................      237,605
                                                                        --------
LIABILITIES
Payable for investments purchased .................................        1,824
Accrued:
   Management fee .................................................           54
   Bookkeeping fee ................................................            2
   Transfer agent fee .............................................            1
Other liabilities .................................................           56
                                                                        --------
   Total liabilities ..............................................        1,937
                                                                        --------
   NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST ........     $235,668
                                                                        ========

See accompanying Notes to Financial Statements.

SR&F Income Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest income .....................................................    $ 9,835
                                                                         -------

EXPENSES
Management fees .....................................................        570
Transfer agent fees .................................................          3
Bookkeeping fees ....................................................         15
Trustees' fees ......................................................         36
Custodian fees ......................................................          8
Audit fees ..........................................................          8
Legal fees ..........................................................          2
Other ...............................................................          6
                                                                         -------
   Total expenses ...................................................        648
                                                                         -------
   Net investment income ............................................      9,187
                                                                         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments ....................................        365
Net change in unrealized appreciation/depreciation on investments ...      4,570
                                                                         -------
   Net gain on investments ..........................................      4,935
                                                                         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $14,122
                                                                         =======

See accompanying Notes to Financial Statements.

                                        8

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

SR&F Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)
                                                                                                    (UNAUDITED)
                                                                                                    SIX MONTHS                 YEAR
                                                                                                         ENDED                ENDED
                                                                                                  DECEMBER 31,             JUNE 30,
                                                                                                          2000                 2000
                                                                                                     ---------            ---------
OPERATIONS
Net investment income ....................................................................           $   9,187            $  19,977
Net realized gain (loss) on investments ..................................................                 365               (8,592)
Net change in unrealized appreciation/depreciation on investments ........................               4,570                1,135
                                                                                                     ---------            ---------
   Net increase in net assets resulting from operations ..................................              14,122               12,520
                                                                                                     ---------            ---------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ............................................................................              10,808               73,665
Withdrawals ..............................................................................             (17,204)            (154,954)
                                                                                                     ---------            ---------
   Net decrease from transactions in investors' beneficial interest ......................              (6,396)             (81,289)
                                                                                                     ---------            ---------
   Net increase (decrease) in net assets .................................................               7,726              (68,769)

NET ASSETS
Beginning of period ......................................................................             227,942              296,711
                                                                                                     ---------            ---------
End of period ............................................................................           $ 235,668            $ 227,942
                                                                                                     =========            =========

See accompanying Notes to Financial Statements.

                                        9



Stein Roe Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2000 (Unaudited)
(All amounts in thousands, except per-share amounts)

ASSETS
Investment in Portfolio, at value...............................................................................     $   235,581
Receivable for fund shares sold.................................................................................             320
Cash............................................................................................................             457
Expense reimbursement due from Advisor..........................................................................               1
Other assets....................................................................................................               5
                                                                                                                     -----------
   Total assets.................................................................................................         236,364
                                                                                                                     -----------

LIABILITIES
   Dividends payable............................................................................................              16
Accrued:
   Administration fee...........................................................................................              28
   Bookkeeping fee..............................................................................................               3
   Transfer agent fee...........................................................................................              26
Other liabilities...............................................................................................              56
                                                                                                                     -----------
   Total liabilities............................................................................................             129
                                                                                                                     -----------
NET ASSETS......................................................................................................     $   236,235
                                                                                                                     ===========

ANALYSIS OF NET ASSETS
Paid-in capital ................................................................................................     $   259,058
Undistributed net investment income.............................................................................             116
Accumulated net realized loss on investments allocated from Portfolio...........................................         (19,079)
Net unrealized depreciation on investments allocated from Portfolio.............................................          (3,860)
                                                                                                                     -----------
NET ASSETS......................................................................................................     $    236,235
                                                                                                                     ===========
NET ASSETS - CLASS A............................................................................................     $          1
Shares outstanding (unlimited number authorized) - Class A......................................................               --(a)
Net asset value and redemption price per share - Class A........................................................     $       9.36
Maximum offering price per share - Class A (b)..................................................................     $       9.93

NET ASSETS - CLASS S............................................................................................     $    236,234
Shares outstanding (unlimited number authorized) - Class S......................................................           25,257
Net asset value, redemption price and offering price per share - Class S........................................     $       9.35

(a) Amount is less than 1,000.
(b) Computation of offering price is 100/94.25 of net asset value.


See accompanying Notes to Financial Statements.


Stein Roe Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 2000 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest income allocated from Portfolio........................................................................        $   9,784
                                                                                                                        ---------

EXPENSES
Expenses allocated from Portfolio...............................................................................              698
Administrative fees.............................................................................................              159
Bookkeeping fees................................................................................................               15
Transfer agent fees.............................................................................................              171
Trustees' fees..................................................................................................                4
Custodian fees..................................................................................................                1
Legal fees......................................................................................................                1
Audit fees......................................................................................................                5
Registration fees...............................................................................................               12
Reports to shareholders.........................................................................................                9
                                                                                                                        ---------
   Net expenses.................................................................................................            1,075
                                                                                                                        ---------
   Net investment income........................................................................................            8,709
                                                                                                                        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized gain on investments allocated from Portfolio.......................................................              314
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio......................            3,701
                                                                                                                        ---------
   Net gain on investments......................................................................................            4,015
                                                                                                                        ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................................        $  12,724
                                                                                                                        =========

See accompanying Notes to Financial Statements.


Stein Roe Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)
                                                                                                      (UNAUDITED)
                                                                                                       SIX MONTHS             YEAR
                                                                                                            ENDED            ENDED
                                                                                                     DECEMBER 31,         JUNE 30,
                                                                                                             2000 (a)         2000
                                                                                                 ----------------     ------------
OPERATIONS:
Net investment income...........................................................................      $     8,709      $    19,114
Net realized gain (loss) on investments allocated from Portfolio................................              314           (8,590)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio......            3,701            1,162
                                                                                                      -----------      -----------
   Net increase in net assets resulting from operations.........................................           12,724           11,686
                                                                                                      -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income - Class A..............................................            --(b)               --
Distributions from net investment income - Class S..............................................           (8,627)         (19,158)
                                                                                                      -----------      -----------
   Total distributions to shareholders..........................................................           (8,627)         (19,158)
                                                                                                      -----------      -----------

SHARE TRANSACTIONS
Receipts for fund shares - Class A..............................................................                1               --
                                                                                                      -----------      -----------
   Net increase from Class A share transactions.................................................                1               --
                                                                                                      -----------      -----------
Receipts for fund shares - Class S..............................................................           24,170          100,059
Value of distributions reinvested - Class S.....................................................            8,152           16,333
Cost of fund shares repurchased - Class S.......................................................          (27,275)        (176,470)
                                                                                                      -----------      -----------
   Net increase (decrease) from Class S share transactions......................................            5,047          (60,078)
                                                                                                      -----------      -----------
   Net increase (decrease) from share transactions..............................................            5,048          (60,078)
                                                                                                      -----------      -----------
   Net increase (decrease) in net assets........................................................            9,145          (67,550)

NET ASSETS
Beginning of period.............................................................................          227,090          294,640
                                                                                                      -----------      -----------
End of period...................................................................................      $   236,235      $   227,090
                                                                                                      ===========      ===========
Undistributed net investment income.............................................................      $       116      $        34
                                                                                                      ===========      ===========

ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Sold - Class A..................................................................................            --(b)               --
                                                                                                      -----------      -----------

   Net increase (decrease) from fund share transactions.........................................            --(b)               --
Shares outstanding at beginning of period.......................................................               --               --
                                                                                                      -----------      -----------
Shares outstanding at end of period.............................................................            --(b)               --
                                                                                                      ===========      ===========

Sold - Class S..................................................................................            2,511           10,851
Issued for distributions reinvested - Class S...................................................              883            1,774
Repurchased - Class S...........................................................................           (2,956)         (19,126)
                                                                                                      -----------      -----------
   Net increase (decrease) in Class S shares....................................................              438           (6,501)
Shares outstanding at beginning of period.......................................................           24,819           31,320
                                                                                                      -----------      -----------
Shares outstanding at end of period.............................................................           25,257           24,819
                                                                                                      ===========      ===========

(a) Class A shares were initially offered on July 31, 2000.
(b) Amount is less than 1,000.


See accompanying Notes to Financial Statements.

Stein Roe Income Fund
Notes To Financial Statements
-------------------------------------------------------------------------------
December 31, 2000 (unaudited) (All amounts in thousands)

NOTE 1. ORGANIZATION
Stein Roe Income Fund - Class S and Liberty Income Bond Fund - Class A are the collective series of shares of Stein Roe Income Fund (the "Fund"), which is a series of Liberty-Stein Roe Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Income Portfolio (the "Portfolio").
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed $432,720 in securities and other assets to the Portfolio, in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor Income Fund contributed cash of $100 to its Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 2000, the Fund owned 100% of the Portfolio.
         The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares: Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure, please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S are presented in a separate semi-annual report.

NOTE 2. SIGNIFICANT ACCOUNTING PRINCIPLES
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting principles consistently followed by the Fund and Portfolio in preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS
Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.
    Investment transactions are accounted for on trade date. Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund nor the Portfolio had when-issued or delayed delivery purchase commitments as of December 31, 2000.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A 12b-1 service fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
    The Fund intends to utilize provisions of the federal income tax law, which allow it to carry a realized capital loss forward for up to eight years following the year of the loss and offset such losses against any future realized gains. At June 30, 2000, the Fund had a capital loss carryforward as follows:

Fund                     Amount        Year of Expiration
----                     -------       ------------------
Stein Roe
Income Fund              $12,446            2002-2008

Notes to Financial Statements Continued
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.
     The amount and character of income and gains to be distributed in accordance with income tax regulations, may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER
     Dividend income is recorded on the ex-dividend date and interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

NOTE 3. PORTFOLIO
Composition The Portfolio invests principally in medium-quality debt securities. See the Portfolio's Portfolio of Investments for information regarding individual securities as well as industry diversification.

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT & Administrative fees
The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is 0.50% of the first $100 million of average daily net assets and 0.475% thereafter.
    The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets and 0.125% thereafter.

BOOKKEEPING FEES
The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25 annually plus 0.0025% annually of the Fund's and Portfolio's average daily net assets over $50 million.

TRANSFER AGENT FEES
Transfer agent fees are paid to Stein Roe Services, Inc. (SSI) (the "Transfer Agent"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Liberty Funds Services, Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Fund. The Transfer Agent provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses. For more information on the Transfer Agent fee applicable to Class A shares, please refer to the Fund's prospectus.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter.
     The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A net assets. The fee structure for the 12b-1 plan is defined in the Class A prospectus.

OTHER
Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

NOTE 5. LINE OF CREDIT
The Trust, the Liberty-Stein Roe Municipals Trust (excluding the Stein Roe High Yield Municipals Fund and Stein Roe Municipal Money Market Fund) and the SR&F Base Trust (collectively, the "Trusts"), participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trusts for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. For the six months ended December 31, 2000, the Trusts had no borrowings under the agreement.

NOTE 6. INVESTMENT TRANSACTIONS
During the six months ended December 31, 2000, purchases and sales of investments, other than short-term obligations, were $77,935 and $72,648, respectively.
     Unrealized appreciation (depreciation) at December 31, 2000 for both financial statement and federal income tax purposes were:

    Gross unrealized appreciation           $   4,351
    Gross unrealized depreciation              (7,371)
                                            ---------
      Net unrealized depreciation           $  (3,020)
                                            =========


Financial Highlights
-------------------------------------------------------------------------------

SR&F Income Portfolio

                                                                          (UNAUDITED)
                                                                           SIX MONTHS           YEAR         PERIOD        PERIOD
                                                                                ENDED          ENDED          ENDED         ENDED
                                                                         DECEMBER 31,       JUNE 30,       JUNE 30,      JUNE 30,
                                                                                 2000           2000           1999          1998(a)
                                                                    -----------------     ----------    -----------   -----------
SELECTED RATIOS
Ratio of net expenses to average net assets............................       0.55%(b)       0.52%          0.50%         0.51%(b)
Ratio of net investment income to average net assets...................       7.83%(b)       7.91%          7.17%         7.23%(b)
Portfolio turnover rate................................................         32%(c)        205%           203%           77%(c)



(a) From commencement of operations on February 2, 1998.
(b) Annualized.
(c) Not annualized.


Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------------

Liberty Income Bond Fund - Class A

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.

                                                                                                                     (UNAUDITED)
                                                                                                                          PERIOD
                                                                                                                           ENDED
                                                                                                                    DECEMBER 31,
                                                                                                                            2000 (a)
                                                                                                                  --------------
NET ASSET VALUE, BEGINNING OF PERIOD............................................................................     $      9.21
                                                                                                                     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income........................................................................................            0.28
   Net realized and unrealized gains on investments.............................................................            0.14
                                                                                                                     -----------
      Total from investment operations..........................................................................            0.42
                                                                                                                     -----------
DISTRIBUTIONS
   Net investment income........................................................................................          (0.27)
                                                                                                                     -----------
NET ASSET VALUE, END OF PERIOD..................................................................................     $      9.36
                                                                                                                     ===========


Ratio of net expenses to
   average net assets (b).......................................................................................           1.17%
Ratio of net investment income to
   average net assets (b).......................................................................................           7.21%
Total return (c)................................................................................................           4.62%
Net assets, end of period (000's)...............................................................................      $        1


(a) From commencement of operations on July 31, 2000.
(b) Annualized.
(c) Not annualized.

TRUSTEE & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

Important Information About This Report
The Transfer Agent for Liberty Income Bond Fund, Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Income Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.


Semiannual Report:
Liberty Income Bond Fund, Class A

                               GIVE ME LIBERTY.(R)

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.


Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


Liberty Income Bond Fund, Class A  Semiannual Report, December 31, 2000

LIBERTY FUNDS
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


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